Revenue	6 Months Ended
Jun. 30, 2018
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Revenue

NOTE 3 - REVENUE

3.1 Disaggregation of revenue

The following table presents our revenue by product line:

(in millions of Euros)	Three months ended June 30, 2018	Three months ended June 30, 2017	Six months ended June 30, 2018	Six months ended June 30, 2017
Packaging rolled products	589	566	1,125	1,116
Automotive rolled products	163	123	318	227
Specialty and other thin-rolled products	47	45	92	94
Aerospace rolled products	197	207	376	408
Transportation, Industry and other rolled products	148	151	300	287
Automotive extruded products	178	151	347	309
Other extruded products	148	136	296	262
Other	4	3	6	7

Total Revenue	1,474	1,382	2,860	2,710

The following table presents our revenue by destination of shipment:

(in millions of Euros)	Three months ended June 30, 2018	Three months ended June 30, 2017	Six months ended June 30, 2018	Six months ended June 30, 2017
France	152	151	302	293
Germany	349	310	700	607
United Kingdom	39	53	83	100
Switzerland	26	31	43	61
Other Europe	270	261	514	502
United States	485	442	928	880
Canada	28	25	49	44
Asia and Other Pacific	76	65	143	135
All Other	49	44	98	88

Total	1,474	1,382	2,860	2,710

Revenue is recognized at a point in time, except for certain tooling, tolling and contracts for goods without any alternative use for which we have a right to payment representing less than 1 % over total revenues.

3.2 Transaction price allocated to remaining performance obligations

The Company elected the practical expedient applicable to performance obligations which are part of contracts that have an original duration of one year or less. The transaction price allocated to remaining performance obligations which are part of contracts with an original duration of more than one year as of June 30, 2018 was immaterial.